Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2018
Cost Of Goods Sold And Services Provided
Schedule of cost of goods sold and services

	Total as of June 30, 2018	Total as of June 30, 2017
Inventories at the beginning of the year (*)	10,041	8,216
Purchases and expenses	69,910	54,426
Capitalized finance costs	11	-
Cumulative translation adjustment	5,874	2,687
Transfers	9	27
Deconsolidation (Note 4.G)	(6,276)	-
Transfers to investment properties	(353)	-
Incorporated by business combination	380	-
Inventories at the end of the year (*)	(9,880)	(10,041)
Total costs	69,716	55,315

(**) Includes the cost of goods sold from Shufersal which was reclassified as discontinued operations for an amount of Ps. 45,087, as of June 30, 2018 and Ps. 39,282 as of June 30, 2017.

Schedule of inventories

The following table presents the composition of the Group’s inventories for the years ended June 30, 2018 and 2017:

	Total as of June 30, 2018	Total as of June 30, 2017
Real estate	9,275	5,804
Supermarkets	-	3,873
Telecommunications	592	320
Others	13	44
Total inventories at the end of the year (*)	9,880	10,041

(*) Inventories includes trading properties and inventories.